INTANGIBLE ASSETS - Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 26,857,583	R$ 26,917,128
Additions		(630,708)	(597,485)
Write-offs		(200)	(1,995)
(Impairment) reversal of impairment		(308,464)	(304)
Transfers		124,864	133,063
Translation adjustment		(2,782,105)	407,176
Intangible assets and goodwill, Ending		23,260,970	26,857,583
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		29,751,942	28,794,170
Additions		363,223
Additions			450,435
Write-offs		(47,167)	(120,196)
(Impairment) reversal of impairment		(308,464)	(304)
Transfers		304,557	127,636
Translation adjustment		(3,104,152)	500,201
Intangible assets and goodwill, Ending		26,959,939	29,751,942
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		2,492,616	2,059,149
Additions		155,044	88,101
Write-offs		(43,333)	(114,805)
(Impairment) reversal of impairment		(21,381)
Transfers		640,903	280,959
Translation adjustment		(274,036)	179,212
Intangible assets and goodwill, Ending		R$ 2,949,813	R$ 2,492,616
Gross carrying amount [member] | Software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		2 years 6 months	2 years 6 months
Gross carrying amount [member] | Software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years	10 years
Gross carrying amount [member] | Trademarks and patents Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 889,834	R$ 894,578
Additions
Write-offs
(Impairment) reversal of impairment
Transfers
Translation adjustment		(76,630)	(4,744)
Intangible assets and goodwill, Ending		R$ 813,204	R$ 889,834
Gross carrying amount [member] | Trademarks and patents Finite [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		20 years	20 years
Gross carrying amount [member] | Trademarks and patents Finite [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		25 years	25 years
Gross carrying amount [member] | Trademarks and patents Indefinite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 5,888,623	R$ 5,747,057
Additions
Write-offs		(43)
(Impairment) reversal of impairment
Transfers
Translation adjustment		(1,070,550)	141,566
Intangible assets and goodwill, Ending		4,818,030	5,888,623
Gross carrying amount [member] | Goodwill Avon [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[1]	13,381,191	13,299,850
Additions	[1]
Write-offs	[1]
(Impairment) reversal of impairment	[1]	(282,921)
Transfers	[1]
Translation adjustment	[1]	(790,405)	81,341
Intangible assets and goodwill, Ending	[1]	12,307,865	13,381,191
Gross carrying amount [member] | Goodwill Emeis Brazil Pty Ltd [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[2]	143,180	142,090
Additions	[2]
Write-offs	[2]
(Impairment) reversal of impairment	[2]
Transfers	[2]
Translation adjustment	[2]	(18,865)	1,090
Intangible assets and goodwill, Ending	[2]	124,315	143,180
Gross carrying amount [member] | Goodwill The Body Shop International Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[3]	2,063,672	1,946,741
Additions	[3]
Write-offs	[3]
(Impairment) reversal of impairment	[3]	(2,599)
Transfers	[3]
Translation adjustment	[3]	(415,546)	116,931
Intangible assets and goodwill, Ending	[3]	1,645,527	2,063,672
Gross carrying amount [member] | Goodwill acquisition of The Body Shop stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		1,456	1,456
Additions
Write-offs
(Impairment) reversal of impairment
Transfers
Translation adjustment
Intangible assets and goodwill, Ending		R$ 1,456	R$ 1,456
Gross carrying amount [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years	10 years
Intangible assets and goodwill, Beginning		R$ 2,880	R$ 2,785
Additions
Write-offs
(Impairment) reversal of impairment
Transfers
Translation adjustment		(297)	95
Intangible assets and goodwill, Ending		2,583	2,880
Gross carrying amount [member] | Key Money Indefinite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[4]	24,985	26,769
Additions	[4]	268
Write-offs	[4]	(152)	(3,619)
(Impairment) reversal of impairment	[4]	(623)	1,984
Transfers	[4]
Translation adjustment	[4]	(2,165)	(149)
Intangible assets and goodwill, Ending	[4]	22,313	24,985
Gross carrying amount [member] | Key Money Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[5]	14,363	10,860
Additions	[5]		2,500
Write-offs	[5]	(3,618)
(Impairment) reversal of impairment	[5]	(940)	(2,288)
Transfers	[5]		(5,555)
Translation adjustment	[5]	(1,977)	8,846
Intangible assets and goodwill, Ending	[5]	R$ 7,828	R$ 14,363
Gross carrying amount [member] | Key Money Finite [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[5]	3 years	3 years
Gross carrying amount [member] | Key Money Finite [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[5]	18 years	18 years
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[6]	R$ 2,990,558	R$ 2,959,519
Additions	[6]
Write-offs	[6]		(446)
(Impairment) reversal of impairment	[6]
Transfers	[6]
Translation adjustment	[6]	(313,995)	31,485
Intangible assets and goodwill, Ending	[6]	R$ 2,676,563	R$ 2,990,558
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[6]	7 years	7 years
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[6]	15 years	15 years
Gross carrying amount [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		5 years	5 years
Intangible assets and goodwill, Beginning		R$ 1,580,808	R$ 1,595,041
Additions
Write-offs
(Impairment) reversal of impairment
Transfers
Translation adjustment		(123,769)	(14,233)
Intangible assets and goodwill, Ending		1,457,039	1,580,808
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		277,776	108,275
Additions		207,911	359,834
Write-offs		(21)	(1,326)
(Impairment) reversal of impairment
Transfers		(336,346)	(147,768)
Translation adjustment		(15,917)	(41,239)
Intangible assets and goodwill, Ending		R$ 133,403	R$ 277,776
Gross carrying amount [member] | Other intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		2 years	2 years
Gross carrying amount [member] | Other intangible assets [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years	10 years
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ (2,894,359)	R$ (1,877,042)
Amortization additions		(993,931)	(1,047,920)
Write-offs		46,967	118,201
(Impairment) reversal of impairment
Transfers		(179,693)	5,427
Translation adjustment		322,047	(93,025)
Intangible assets and goodwill, Ending		(3,698,969)	(2,894,359)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(1,369,767)	(1,022,498)
Amortization additions		(417,253)	(373,753)
Write-offs		42,462	116,429
(Impairment) reversal of impairment
Transfers		(179,645)	3,760
Translation adjustment		204,034	(93,705)
Intangible assets and goodwill, Ending		(1,720,169)	(1,369,767)
Accumulated depreciation, amortisation and impairment [member] | Trademarks and patents Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(143,186)	(100,042)
Amortization additions		(36,791)	(45,782)
Write-offs
(Impairment) reversal of impairment
Transfers
Translation adjustment		10,357	2,638
Intangible assets and goodwill, Ending		(169,620)	(143,186)
Accumulated depreciation, amortisation and impairment [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(3,218)	(2,839)
Amortization additions		(42)	(286)
Write-offs
(Impairment) reversal of impairment
Transfers
Translation adjustment		292	(93)
Intangible assets and goodwill, Ending		(2,968)	(3,218)
Accumulated depreciation, amortisation and impairment [member] | Key Money Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(16,517)	(8,871)
Amortization additions			(185)
Write-offs		4,505
(Impairment) reversal of impairment
Transfers			1,667
Translation adjustment		1,909	(9,128)
Intangible assets and goodwill, Ending		(10,103)	(16,517)
Accumulated depreciation, amortisation and impairment [member] | Relationship with franchisees and sub franchisees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(729,049)	(419,061)
Amortization additions		(264,320)	(306,451)
Write-offs			446
(Impairment) reversal of impairment
Transfers
Translation adjustment		74,375	(3,983)
Intangible assets and goodwill, Ending		(918,994)	(729,049)
Accumulated depreciation, amortisation and impairment [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(632,326)	(319,009)
Amortization additions		(272,297)	(320,183)
Write-offs
(Impairment) reversal of impairment
Transfers
Translation adjustment		30,398	6,866
Intangible assets and goodwill, Ending		(874,225)	(632,326)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(296)	(4,722)
Amortization additions		(3,228)	(1,280)
Write-offs			1,326
(Impairment) reversal of impairment
Transfers		(48)
Translation adjustment		682	4,380
Intangible assets and goodwill, Ending		R$ (2,890)	R$ (296)

[1]	Goodwill related to the acquisition of subsidiary Avon. It does not have defined useful life and it is subject to annual impairment tests.
[2]	Goodwill related to the acquisition of subsidiary Emeis Holdings Pty Ltd. acquisition. It does not have defined useful life and it is subject to annual impairment tests.
[3]	Goodwill related to the acquisition of subsidiary The Body Shop, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests. In addition, on June 30, 2021, the subsidiary The Body Shop International Limited acquired the entity Aeon Forest Co. Ltd, for R$ 133,275 (¥ 2,632,000).
[4]	Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement.
[5]	Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later.
[6]	The balance refers to identifiable intangible assets from relationship with the subsidiary The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years.